Operating segments (Details) - Schedule of long-lived assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Operating segments (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	$ 246,630	$ 227,345	$ 218,437
UNITED STATES
Operating segments (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	82,325	76,369	74,577
ISRAEL
Operating segments (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	148,819	138,071	129,248
Europe [Member]
Operating segments (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	7,885	4,423	5,115
JAPAN
Operating segments (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	4,696	5,543	6,428
Other [Member]
Operating segments (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	$ 2,905	$ 2,939	$ 3,069